Accounts and Other Receivables	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
C.	Accounts and Other Receivables

Accounts and other receivables consist of the following (in thousands):

	December 31,
	2019	2018
Accounts receivable	$1,681	$-
Other receivables	184	140
Total accounts and other receivables	$1,865	$140